Investment Strategy - Keating Active ETF	Aug. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies based on the fundamental research conducted by Keating Investment Counselors, Inc., the Fund’s sub-adviser (the “Sub-Adviser”). The Fund invests primarily in U.S.-listed equity securities, including common stock, preferred stock, real estate investment companies (“REITs”), and depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in U.S. Treasury securities or in other ETFs that invest in U.S. Treasury securities. In addition, the Fund may invest in other ETFs that invest in international equity securities (including ETFs that provide exposure to developed and/or emerging markets countries or ETFs that focus on a specific country or geographical region) (“International ETFs”). International ETFs will be considered if the Sub-Adviser finds a certain geography (e.g., Vietnam) or characteristic (e.g., small-cap United Kingdom value stocks) to be attractive using the same process used by the Sub-Adviser to select individual equity securities (described below). The Sub-Adviser reviews an International ETF’s underlying holdings and investment process when selecting International ETFs for the Fund.
The Fund may invest in companies of all market capitalizations, but generally invests in U.S. companies with a market capitalization of approximately $500 million or larger. The Fund may also invest in foreign securities that are represented in the U.S. securities markets by depositary receipts representing individual equity securities of non-U.S. companies with a market capitalization of $500 million or larger.
Depositary receipts, including ADRs and GDRs are certificates evidencing ownership of securities of a foreign issuer. The certificates are issued by depositary banks and the underlying securities are held in trust by a custodian bank or similar institution. Depositary receipts may be purchased on securities exchanges or directly from dealers. In addition, the Fund’s international investments may provide exposure to developed and/or emerging markets. An emerging market country is generally a country that the International Monetary Fund would consider to be an emerging market or developing country (as determined by such country’s per capita income, exports of diversified goods and services, and integration into the global financial system). Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries.
When selecting investments for the Fund, the Sub-Adviser looks for opportunities to invest in securities it believes are undervalued (i.e., companies that are trading at a discount relative to the value of the company as estimated by the Sub-Adviser based on the Sub-Adviser’s fundamental research).
The Sub-Adviser’s security selection process begins with identifying potential investment opportunities from a variety of sources (e.g., media sources, macro-economic research, and public company filings). The Sub-Adviser seeks to invest in companies that it believes are undervalued based on the Sub-Adviser’s view of the company’s financial condition and the company’s management, as well as the Sub-Adviser’s view of overall market conditions (e.g., the overall economy and industry conditions).
The Fund invests in securities that, in the Sub-Adviser’s opinion, offer exceptional value relative to their own history and as compared to their industry peers. The Sub-Adviser assesses a company’s financial condition by reviewing a company’s sustainability of earnings and likely future cash flows. The Sub-Adviser determines a company’s sustainable earnings based upon financial and strategic analyses. The Sub-Adviser’s financial analysis of a company’s balance sheet, income statement and statement of cash flows focuses on identifying historical drivers of return on equity. The Sub-Adviser’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.
The Sub-Adviser seeks to identify companies that have defensible positions in their industry due to brands, technology, or geographic advantages (e.g., a communication technology company with an extensive fiber optic network that supports the company’s wireless cellular service or a restaurant franchisee operating in foreign countries that rely on the corporate franchisor’s advantages). Emphasis is given to growing companies that produce a surplus of cash that they faithfully return to shareholders through stock buybacks and/or rapid dividend growth.
With respect to the Fund’s investments in depositary receipts of emerging markets companies, the Sub-Adviser considers the amount of available research on these companies and determines if the potential investment opportunity is greater than the investment opportunity available from investing in a comparable U.S. company. To form an opinion on whether a company based in an emerging markets country offers exceptional value relative to its peers and has a defensible position in its industry, the Sub-Adviser reviews the company’s long-term financial disclosures (e.g., historical profitability, the company’s utilization of cash, and the likelihood of financial stress) and the outlook presented by the company’s management. The Sub-Adviser then determines its estimate of a fair value and compares it to the company’s market value; the Sub-Adviser conducts similar analyses on such company’s peers and the historical price of the company in determining whether the potential investment opportunity in the emerging markets company is greater than the investment opportunity available from investing in a comparable U.S. company. The Sub-Adviser also considers an emerging market company’s sustainability of earnings (i.e., a historical analysis of the company’s revenue and profitability in the context of its geography and industry) and likely future cash flows (i.e., a forward-looking analysis of macroeconomic factors and the political climate of such country).
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund’s investment strategy may emphasize exposure to particular sectors. As of January 31, 2025, the Fund had significant allocation to companies in the
Consumer Staples and Energy sectors and U.S. Treasury securities. It is anticipated that the Fund will hold approximately 25 to 40 companies within the portfolio.